UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 11, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:       279,631,304

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

COMCAST CLASS A REG            CS               200300101     2085    50768 SH       SOLE                    50768
DII GROUP                      CS               232949107    45172   402200 SH       SOLE                   402200
ESAT TELECOM GROUP             CS               26883Y102     2495    25000 SH       SOLE                    25000
FINANCIAL SECURITIES ASSURANCE CS               31769P100     1836    25000 SH       SOLE                    25000
GTE Corp                       CS               362320103     5038    70956 SH       SOLE                    70956
HEALTHEON WEBMED               CS               422209106     4257   187100 SH       SOLE                   187100
INFINITY BROADCASTING CLA      CS               45662S102    15974   493400 SH       SOLE                   493400
INTERVIEW                      CS               46114R106     5436    60400 SH       SOLE                    60400
MEDICAL MANAGER                CS               58461U103     2040    57973 SH       SOLE                    57973
MOTOROLA CORP                  CS               620076109    22182   155800 SH       SOLE                   155800
NORTEL NETWORKS VS CLFY        CS               656569100    13417   106482 SH       SOLE                   106482
ORTEL CORP                     CS               68749W102    19088   101800 SH       SOLE                   101800
PIMCO ADVISORS                 CS               69338P102    22219   579950 SH       SOLE                   579950
RAYTECH GROUP                  CS               755103108      769   201700 SH       SOLE                   201700
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
SILKNET SOFTWARE               CS               827094103     2378    23200 SH       SOLE                    23200
SPLITROCK SERVICES             CS               848636304    11765   257900 SH       SOLE                   257900
STERLING SOFTWARE              CS               859547101    15426   462595 SH       SOLE                   462595
TIMES MIRROR                   CS               887364107    39103   420744 SH       SOLE                   420744
U.S. FOODSERVICE               CS               90331R101    30945  1201740 SH       SOLE                  1201740
VOICESTREAM                    CS               928615103    17970   138900 SH       SOLE                   138900